NET TRADING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Trading Income [Line Items]
Net trading income	$ 1,295,424	$ 761,911	$ 582,709
Derivatives
Disclosure Of Net Trading Income [Line Items]
Net trading income	669,306	142,075	427,208
Net income (loss) on financial derivatives	530,503	19,932	247,880
Other trading income	138,803	122,143	179,328
Trading securities
Disclosure Of Net Trading Income [Line Items]
Fixed income securities	348,312	270,310	98,024
Equities	277,806	349,526	57,477
Net trading income	$ 626,118	$ 619,836	$ 155,501